October 12, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Vanguard STAR (the Trust)
File No. 2-88373

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 30, 2011, filed pursuant to Rule 497(e), for the Vanguard LifeStrategy Funds, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Chad Eskildsen, Esq.
U.S. Securities and Exchange Commission